Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 138,086,000	$ 138,041,000	$ 274,132,000	$ 282,091,000
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	83,667,000	83,488,000	165,095,000	170,296,000
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	37,306,000	37,053,000	74,001,000	75,526,000
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	17,113,000	17,500,000	35,036,000	36,269,000
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	80,400,000	77,200,000	157,200,000	158,900,000
Systems [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	18,307,000	14,054,000	34,848,000	32,047,000
Systems [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,312,000	9,800,000	19,334,000	19,523,000
Systems [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	2,971,000	5,125,000	7,580,000	10,294,000
Consumables [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	32,947,000	36,182,000	67,128,000	71,724,000
Consumables [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	20,726,000	19,945,000	39,786,000	41,115,000
Consumables [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	10,528,000	8,488,000	19,910,000	18,087,000
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	43,295,000	44,447,000	85,546,000	89,301,000
Service [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	32,413,000	33,252,000	63,119,000	66,525,000
Service [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,268,000	7,308,000	14,881,000	14,888,000
Service [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 3,614,000	$ 3,887,000	$ 7,546,000	$ 7,888,000